Securities Act Registration No. 333-148558
Investment Company Act Reg. No. 811-22164

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

Pre-Effective Amendment No. ____     [ ]
Post-Effective Amendment No. 20     [X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

Amendment No. 23     [X]
(Check appropriate box or boxes.)

PSP Family of Funds
(Exact Name of Registrant as Specified in Charter)

1345 Avenue of Americas,
3rd Floor,
 New York, NY 10105
(Address of Principal Executive Offices)

(888) 523-4233
(Registrant’s Telephone Number, including Area Code)

Sean McCooey
1345 Avenue of Americas
3rd Floor
New York, NY 10105
 (Name and Address of Agent for Service)

with a copy to:

Jeffrey T. Skinner, Esq.
Kilpatrick Townsend & Stockton LLP
1001 W. Fourth Street
Winston-Salem, NC 27101
Phone: (336) 607-7512
Fax: (336) 734-2608

It is proposed that this filing will become effective (check appropriate box):

[X] Immediately upon filing pursuant to paragraph (b)	[ ] On (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)	[ ] On (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)	[ ] On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

[ ]	The post-effective amendment designates a new effective date for a previously filed post-effective amendment

 EXPLANATORY NOTE

This Post-Effective Amendment No. 20 to the Trust's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 19 filed August 22, 2014 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 20 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York on this 10th day of September 2014.

Congressional Effect Family of Funds

By:	/s/ Sean McCooey
Sean McCooey, President & Treasurer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

/s/ Sean McCooey	September 10, 2014
Sean McCooey, President & Treasurer **	Date

/s/ Edward J. Breslin *	September 10, 2014
Edward J. Breslin, Trustee	Date

/s/ Paul S. Buckley *	September 10, 2014
Paul S. Buckley, Trustee	Date

/s/ Alfred E. Smith IV *	September 10, 2014
Alfred E. Smith IV, Trustee	Date

/s/ Sean McCooey	September 10, 2014
* By Sean McCooey, Attorney-in-Fact	Date

**	Mr. McCooey is the principal executive officer, principal financial officer and principal accounting officer of the Trust.

EXHIBIT INDEX

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CALC	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase